FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED BALANCE SHEET) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 907,335	$ 129,747	¥ 1,289,323		¥ 2,149,531
Restricted cash	140,959	20,157	354,991		¥ 202,764
Prepayments and other current assets	575,984	82,365	724,091
Short term investment	1,747,032	249,822	1,271,618
Amounts due from subsidiaries and VIE	6,235	892	7,021
Total current assets	6,803,142	972,837	7,214,171
Non-current assets:
Total non-current assets	2,887,974	412,975	2,992,830
TOTAL ASSETS	9,691,116	1,385,812	10,207,001
Current liabilities:
Other current liabilities	1,532	219	5,369
Derivative financial liabilities			130			¥ 364,800	$ 52,800
Total current liabilities	3,645,164	521,255	3,747,557
Non-current liabilities:
Total non-current liabilities	554,360	79,273	678,865
TOTAL LIABILITIES	4,199,524	600,528	4,426,422
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,639,555	663,448	4,646,631
Treasury shares(14,331,000 and 13,268,625 shares as of December 31, 2024 and 2025, respectively)	(90,643)	(12,962)	(95,502)
Accumulative deficit	(933,885)	(133,546)	(691,785)
Accumulated other comprehensive income	27,491	3,931	54,575
Total shareholders' equity	3,642,619	520,885	3,914,022
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 9,691,116	$ 1,385,812	¥ 10,207,001
Ordinary shares:
Treasury shares (in shares)	13,268,625	13,268,625	14,331,000
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 93	$ 13	¥ 95
Ordinary shares:
Par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Shares authorized (in shares)	470,000,000	470,000,000	470,000,000
Shares issued (in shares)	174,284,503	174,284,503	175,668,586
Shares outstanding (in shares)	161,015,878	161,015,878	161,337,586
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Shares issued (in shares)	13,300,738	13,300,738	13,300,738
Shares outstanding (in shares)	13,300,738	13,300,738	13,300,738
Parent Company
Current assets:
Cash and cash equivalents	¥ 28,719	$ 4,107	¥ 99,308
Restricted cash	721	103	46,953
Prepayments and other current assets	16,862	2,411	23,980
Short term investment | ¥			177,585
Amounts due from subsidiaries and VIE	1,354,793	193,733	1,648,067
Total current assets	1,401,095	200,354	1,995,893
Non-current assets:
Investments in subsidiaries and VIE	2,242,020	320,605	1,904,448
Investments in equity investee	4,560	652	28,433
Total non-current assets	2,246,580	321,257	1,932,881
TOTAL ASSETS	3,647,675	521,611	3,928,774
Current liabilities:
Other current liabilities	5,056	726	14,660
Derivative financial liabilities | ¥			92
Total current liabilities	5,056	726	14,752
Non-current liabilities:
Total non-current liabilities
TOTAL LIABILITIES	5,056	726	14,752
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,639,555	663,448	4,646,631
Treasury shares(14,331,000 and 13,268,625 shares as of December 31, 2024 and 2025, respectively)	(90,643)	(12,962)	(95,502)
Accumulative deficit	(933,885)	(133,546)	(691,785)
Accumulated other comprehensive income	27,491	3,931	54,575
Total shareholders' equity	3,642,619	520,885	3,914,022
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 3,647,675	$ 521,611	¥ 3,928,774
Ordinary shares:
Treasury shares (in shares)	13,268,625	13,268,625	14,331,000
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 93	$ 13	¥ 95
Ordinary shares:
Par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Shares authorized (in shares)	470,000,000	470,000,000	470,000,000
Shares issued (in shares)	174,284,503	174,284,503	175,668,586
Shares outstanding (in shares)	161,015,878	161,015,878	161,337,586
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Shares issued (in shares)	13,300,738	13,300,738	13,300,738
Shares outstanding (in shares)	13,300,738	13,300,738	13,300,738